advance billings and customer deposits (Tables)	12 Months Ended
Dec. 31, 2025
advance billings and customer deposits
Disclosure of advance billings and customer accounts

As at December 31 (millions)	2025	2024
Advance billings	$877	$820
Deferred customer activation and connection fees	3	3
Customer deposits	13	15
Contract liabilities	893	838
Other	160	201
	$1,053	$1,039

Schedule of changes in contract liabilities

Years ended December 31 (millions)	Note	2025	2024
Balance, beginning of period		$1,102	$974
Revenue deferred in previous period and recognized in current period		(631)	(631)
Net additions arising from operations		667	737
Additions arising from business acquisitions	18(b)	23	22
Balance, end of period		$1,161	$1,102
Current		$1,026	$987
Non-current	27
Deferred revenues		132	112
Deferred customer activation and connection fees		3	3
		$1,161	$1,102
Reconciliation of contract liabilities presented in the Consolidated statements of financial position – current
Gross contract liabilities		$1,026	$987
Reclassification to contract assets of contracts with contract liabilities less than contract assets	6(c)	(119)	(132)
Reclassification from contract assets of contracts with contract assets less than contract liabilities	6(c)	(14)	(17)
		$893	$838